Insurance Contract Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2023
Insurance Contract Receivables and Payables
Schedule of insurance contract receivables

	December 31,	December 31,
	2023	2022
		Restated
Insurance premiums receivable from agents, brokers and other intermediaries	615.9	411.5
Insurance contract receivables from third party administrators and other	310.2	237.4
	926.1	648.9

Current	685.3	468.5
Non-current	240.8	180.4
	926.1	648.9

Schedule of insurance contract payables

	December 31,	December 31,
	2023	2022
		Restated
Payable to agents and brokers	374.2	495.6
Investment contracts associated with life insurance products(1)	626.5	595.8
Other insurance contract payables	206.2	311.3
	1,206.9	1,402.7

Current	518.4	802.6
Non-current	688.5	600.1
	1,206.9	1,402.7
(1)

Contracts issued by the company’s life insurance operations which do not transfer significant insurance risk, but do transfer financial risk from the policyholder to the company, representing a financial liability.